       As filed with the Securities and Exchange Commission on February 7, 1997

                             Securities Act File No. 333-20889
                             Investment Company Act File No. 811-00018

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                          SECURITIES AND EXCHANGE COMMISSION
                                WASHINGTON, D.C. 20549

                           --------------------------------

                                      FORM N-14
               REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                           --------------------------------

Pre-Effective Amendment No. __                    Post-Effective Amendment No. 1
                           (Check Appropriate Box of Boxes)

                               STEADMAN ASSOCIATED FUND
                           --------------------------------
               (Exact Name of Registration as Specified in its Charter)

                                    (202) 223-1000
                           --------------------------------
                           (Area Code and Telephone Number)

                                 1730 K Street, N.W.
                                Washington, D.C. 20006
                           --------------------------------
             (Address of Principal Executive Offices, including Zip Code)

                                     Max Katcher
                               Steadman Associated Fund
                                 1730 K Street, N.W.
                                Washington, D.C. 20006
                           --------------------------------
                       (Name and Address of Agent for Service)

                                      Copies to:

                                Peter R. Gilbert, Esq.
                            Manatt, Phelps & Phillips, LLP
                            1501 M Street, N.W., Suite 700
                                Washington, D.C. 20005
                           --------------------------------
                       (Name and Address of Agent for Service)

    Approximate date of proposed public offering: As soon as practicable after the Registration Statement has been declared effective under the Securities Act of 1933.

Financial Statements and information of the Fund and the Other Funds


    --Report of Independent Accountants, dated August 6, 1996.

    --Portfolio of Investments, June 30, 1996.

    --Statement of Assets and Liabilities, June 30, 1996.

    --Statement of Operations, for the year ended June 30, 1996.

    --Statements of Changes in Net Assets, for the year ended June 30, 1996,
    for the period     October 1, 1994 through June 30,1995 and the year ended
    September 30, 1994.

    --Financial Highlights, for the year ended June 30, 1996, for the period
    October 1, 1994      through June 30, 1995 and for each of the four years
    ended September 30.

    --Notes to Financial Statements listed above.

STEADMAN ASSOCIATED  FUND
1730 K Street, N.W.
Washington, D.C. 20006
1-800-424-8570
202-223-1000 Washington D.C. area

TRANSFER AGENT
Steadman Security Corporation
1730 K Street, N.W.
Washington, D.C. 20006

CUSTODIAN
Crestar Bank, N.A.
1445 New York Avenue, N.W.
Washington, D.C.  20005

INDEPENDENT ACCOUNTANTS
Coopers & Lybrand L.L.P.
1800 M Street N.W.
Washington D.C. 20036

For more information about
STEADMAN ASSOCIATED FUND.
account information or daily
Net Asset Values, call:

Shareholder Services
1-800-424-8570
202-223-1000 Washington, D.C. area



                                       STEADMAN

                                     ASSOCIATED
                                         FUND



                                        ANNUAL
                                        REPORT
                                    JUNE 30, 1996






                            A STEADMAN NO-LOAD MUTUAL FUND



         STEADMAN SECURITY
         CORPORATION
[LOGO]
         INVESTMENT ADVISER

Fellow Shareholders:


   The forces most dominant in present market behavior have continued to be a low level of inflation and behavior of interest rates.

   The economy generally is moving at a pace that is slowing. Although employment levels remain high, there are indications that some of this can be accounted for by a fact of two jobs among wage earners in many households. This of course casts a question about the dependability of recent employment reports. It also may support indications of there being a lesser rather than greater likelihood that there will be an incentive for the Federal Reserve to initiate any near term move to tighten money and raise rates.

   These conditions suggest that the interest rates are going to decline. Looking to the 30 year Treasury Bond for guidance we are beginning to see a pattern of declining yield, of course with the Bond rising in price. We expect this trend of declining interest rates to continue and bear with it very favorable market consequences for your Fund.

   Thank you for your confidence and continued support.



                                                 Sincerely,

                                                 /s/ Charles W. Steadman

                                                 Charles W. Steadman
                                                 Chairman of the Board of
                                                 Trustees and President

                          REPORT OF INDEPENDENT ACCOUNTANTS




TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
    STEADMAN ASSOCIATED FUND

     We have audited the accompanying statement of assets and liabilities of Steadman Associated Fund, including the portfolio of investments, as of June 30, 1996, and the related statement of operations for the year ended, the statements of changes in net assets for the year then ended and the periods October 1, 1994 through June 30, 1995, and October 1, 1993 through September 30, 1994, and the financial highlights for the year ended June 30, 1996 and the period October 1, 1994 through June 30, 1995, and each of the four years ended September 30, 1994. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1996, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Steadman Associated Fund as of June 30, 1996, the results of its operations, the changes in its net assets, and the financial highlights for each of the respective periods stated in the first paragraph, in conformity with generally accepted accounting principles.



                                                      Coopers & Lybrand L.L.P.

Washington, D.C.
August 6, 1996

                               STEADMAN ASSOCIATED FUND

                               PORTFOLIO OF INVESTMENTS
                                    June 30, 1996

                                                                       VALUE
                                                            SHARES    (NOTE 1)
                                                           --------   ---------
COMMON STOCKS -- 96.6%

Communications Equipment -- 11.3%
    Electronic Data Systems. . . . . . . . . . . . . .       2,000    $ 107,500
    Motorola . . . . . . . . . . . . . . . . . . . . .       2,500      157,188
    Precision Systems (a)  . . . . . . . . . . . . . .      19,000      223,250
                                                                      ---------
                        Total Communications Equipment                  487,938
                                                                      ---------

Computer Equipment -- 9.2%
    Hewlett Packard. . . . . . . . . . . . . . . . . .       4,000      398,500
                                                                      ---------
                              Total Computer Equipment                  398,500
                                                                      ---------

Computer Storage Equipment -- 12.0%
    Iomega Corp. (a) . . . . . . . . . . . . . . . . .       4,000      116,000
    Seagate Technology (a) . . . . . . . . . . . . . .       9,000      405,000
                                                                      ---------
                      Total Computer Storage Equipment                  521,000
                                                                      ---------

Computer Systems -- 32.3%
    Microsoft Corp. (a). . . . . . . . . . . . . . . .       7,500      900,937
    Sun Microsystems (a) . . . . . . . . . . . . . . .       8,500      500,437
                                                                      ---------
                                Total Computer Systems                1,410,374
                                                                      ---------
Medical Instruments -- 1.9%
    Boston Scientific (a). . . . . . . . . . . . . . .       1,800       81,000
                                                                      ---------
                             Total Medical Instruments                   81,000
                                                                      ---------

Motor Vehicles -- 10.4%
    General Motors "H".. . . . . . . . . . . . . . . .       7,500      450,938
                                                                      ---------
                                  Total Motor Vehicles                  450,938
                                                                      ---------

Oil & Gas Drilling -- 1.6%
    Global Marine (a). . . . . . . . . . . . . . . . .       5,000       69,375
                                                                      ---------
                              Total Oil & Gas Drilling                   69,375
                                                                      ---------

                               STEADMAN ASSOCIATED FUND

                               PORTFOLIO OF INVESTMENTS
                                    June 30, 1996

                                                                       VALUE
                                                            SHARES    (NOTE 1)
                                                           --------   ---------
Pharmaceutical -- 4.4%
    Elan Corp. Warrants (a). . . . . . . . . . . . . .       2,500       59,687
    Regeneron Pharmaceuticals (a). . . . . . . . . . .       7,500      130,313
                                                                      ---------
                                  Total Pharmaceutical                  190,000
                                                                      ---------

Radio & TV Equipment -- 6.0%
    Geotek Communications, Inc. (a). . . . . . . . . .       7,500      102,656
    Qualcomm Inc. (a). . . . . . . . . . . . . . . . .       3,000      159,375
                                                                      ---------
                            Total Radio & TV Equipment                  262,031
                                                                      ---------

Semiconductor -- 7.5%
Intel Corp. Warrants (a) . . . . . . . . . . . . . . .       9,000      326,250
                                                                      ---------
                                   Total Semiconductor                  326,250
                                                                      ---------

Total Common Stocks (Cost $3,630,405). . . . . . . . .                4,188,406
                                                                      ---------

             CALL OPTIONS PURCHASED -- 3.4%

Applied Materials, 1/17/97 at $30. . . . . . . . . . .       2,500       13,750
Applied Materials, 10/18/96 at $30 . . . . . . . . . .       1,500        6,000
American Tel. and Tel., 7/19/96 at $70 . . . . . . . .      20,000        1,250
IBM, 7/19/96 at $90. . . . . . . . . . . . . . . . . .       5,000       50,000
Iomega Corp., 11/15/96 at $30. . . . . . . . . . . . .       2,500       19,688
LAM Research, 12/20/96 at $25. . . . . . . . . . . . .       2,500       12,813
LSI Logic, 1/17/97 at $25. . . . . . . . . . . . . . .       2,500       13,750
Seagate Technology, 12/20/96 at $45. . . . . . . . . .       2,500       14,687
Sun Microsystems, 10/18/96 at $60. . . . . . . . . . .       2,500       15,625
                                                                      ---------
    Total Call Options Purchased (Cost $187,250) . . .                  147,563
                                                                      ---------
      Total Portfolio of Investments (Cost $3,817,655)              $ 4,335,969
                                                                      ---------
                                                                      ---------

(a) Non-income producing security.

       THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                         STATEMENT OF ASSETS AND LIABILITIES
                                    June 30, 1996




ASSETS:
    Investments at value (Cost $3,817,655) (Note 1). . . . . . .   $ 4,335,969
    Cash and cash equivalents  (Note 1). . . . . . . . . . . . .       314,978
    Dividends receivable . . . . . . . . . . . . . . . . . . . .         1,860
    Interest receivable. . . . . . . . . . . . . . . . . . . . .           449
    Receivable for trust shares subscribed . . . . . . . . . . .           100
                                                                    -----------
         Total assets. . . . . . . . . . . . . . . . . . . . . .     4,653,356
                                                                    -----------

LIABILITIES:
    Payable for investments purchased. . . . . . . . . . . . . .        32,325
    Accounts payable and accrued expenses. . . . . . . . . . . .        12,804
    Investment advisory and service fees payable (Note 4). . . .         7,271
        Other payable to affiliate (Note 4). . . . . . . . . . .        17,711
    Payable for Trust shares redeemed. . . . . . . . . . . . . .         1,754
                                                                    -----------
         Total liabilities . . . . . . . . . . . . . . . . . . .        71,865
                                                                    -----------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . .    $4,581,491
                                                                    -----------
                                                                    -----------

NET ASSETS CONSIST OF:
    Undistributed net investment loss. . . . . . . . . . . . . .   $(4,646,935)
    Unrealized appreciation of Investments . . . . . . . . . . .       518,314
    Accumulated net realized losses from security transactions .    (1,127,057)
    Paid-in capital. . . . . . . . . . . . . . . . . . . . . . .     9,837,169
                                                                    -----------
                                                                    $9,837,169
                                                                    -----------
                                                                    -----------

NET ASSET VALUE, offering price and redemption price per share
    ($4,581,491 DIVIDED BY 6,580,298 shares of
      no par value trust shares) . . . . . . . . . . . . . . . .     $     .70
                                                                    -----------
                                                                    -----------


       THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                               STEADMAN ASSOCIATED FUND

                               STATEMENT OF OPERATIONS
                           for the year ended June 30, 1996



INVESTMENT INCOME:
    Dividends. . . . . . . . . . . . . . . . . . . . . . . . . . . .       $  23,904
    Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . .          10,242
                                                                            --------
            Total income . . . . . . . . . . . . . . . . . . . . . .                      $  34,146

EXPENSES:
    Salaries and employee benefits (Note 4). . . . . . . . . . . . .         184,729
    Investment advisory fee (Note 4) . . . . . . . . . . . . . . . .          51,706
    Professional fees. . . . . . . . . . . . . . . . . . . . . . . .          56,679
    Shareholder servicing fee (Note 4) . . . . . . . . . . . . . . .          41,214
    Rent . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          32,281
    Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . .          12,469
    Blue Sky Registration Fees . . . . . . . . . . . . . . . . . . .          11,820
    Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . .          11,186
    Computer services. . . . . . . . . . . . . . . . . . . . . . . .           8,713
    Reports to shareholders. . . . . . . . . . . . . . . . . . . . .           6,383
    Trustees' fees and expenses (Note 4) . . . . . . . . . . . . . .           5,328
                                                                            --------
         Total expenses. . . . . . . . . . . . . . . . . . . . . . .                        422,508
                                                                                          ---------

         Net investment loss . . . . . . . . . . . . . . . . . . . .                       (388,362)
                                                                                          ---------

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS (NOTES 1 AND 3):
    Net realized gain from investment transactions . . . . . . . . .                        517,110
    Change in unrealized appreciation/(depreciation) of investments                        (352,459)
                                                                                          ---------
    Net gain on investments. . . . . . . . . . . . . . . . . . . . .                        164,651
                                                                                          ---------
    Net decrease in net assets resulting from operations . . . . . .                      $(223,711)
                                                                                          ---------
                                                                                          ---------




       THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                               STEADMAN ASSOCIATED FUND

                         STATEMENTS OF CHANGES IN NET ASSETS



                                                                                   For the period
                                                                   For the year    October 1, 1994      For the
                                                                   ended June 30,      through         year ended
                                                                       1996         June 30, 1995*  September 30, 1994
                                                                -----------------  ---------------- ------------------
Decrease in net assets from operations:
    Net investment loss. . . . . . . . . . . . . . . . . . . . .    $  (388,362)     $  (240,379)     $  (450,758)
    Net realized gain (loss) from investment transactions. . . .        517,110         (451,689)      (1,192,478)
    Change in unrealized appreciation/depreciation . . . . . . .       (352,459)         689,335          232,086
                                                                     ----------       ----------       ----------
         Net increase (decrease) in net assets resulting
              from operations. . . . . . . . . . . . . . . . . .       (223,711)          (2,733)      (1,411,150)
                                                                     ----------       ----------       ----------

Decrease in net assets from trust share transactions (Note 2). .       (929,919)        (568,786)      (1,125,963)
                                                                     ----------       ----------       ----------
    Increase (decrease) in net assets. . . . . . . . . . . . . .     (1,153,630)        (571,519)      (2,537,113)

Net assets at beginning of period. . . . . . . . . . . . . . . .      5,735,121        6,306,640        8,843,753
                                                                     ----------       ----------       ----------

Net assets at end of period (including accumulated
net investment loss of $4,635,886, $4,247,524 and
- $0 -, respectively . . . . . . . . . . . . . . . . . . . . . .     $4,581,491      $ 5,735,121      $ 6,306,640
                                                                     ----------       ----------       ----------
                                                                     ----------       ----------       ----------





* The Fund's fiscal year-end was changed to June 30.





       THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                               STEADMAN ASSOCIATED FUND

                                 FINANCIAL HIGHLIGHTS





                                                                        For the
                                                                         period
                                                                       October 1,
                                                         For the year     1994
                                                             ended      through          For the years ended September 30,
                                                            June 30     June 30,
                                                           ----------  ----------  -------------------------------------------
                                                              1996        1995*      1994        1993        1992       1991
                                                           ----------  ----------  -------------------------------------------
Per Share Operating Performance:
    Net asset value, beginning of period . . . . . . .        $.73        $.72        $.87        $.64        $.67        $.57
                                                           ----------  ----------  -------------------------------------------
         Net investment loss . . . . . . . . . . . . .       (.17)       (.03)       (.08)       (.05)       (.03)       (.02)
         Net realized and unrealized
            gain (loss) on investments . . . . . . . .         .14         .04       (.07)         .28           -         .12
                                                           ----------  ----------  -------------------------------------------
         Total from investment operations. . . . . . .       (.03)         .01       (.15)         .23       (.03)         .10
                                                           ----------  ----------  -------------------------------------------
    Net asset value, end of period . . . . . . . . . .        $.70        $.73        $.72        $.87        $.64        $.67
                                                           ----------  ----------  -------------------------------------------
                                                           ----------  ----------  -------------------------------------------
    Ratios/Supplemental Data:
    Total return . . . . . . . . . . . . . . . . . . .      (4.38)        1.85%**  (17.24)%       35.9%      (4.5)%       17.5%
    Ratio of expenses to average net assets. . . . . .        8.14%       8.17%**     7.76%       5.79%       6.92%       7.16%
    Ratio of net investment income (loss)
         to average net assets . . . . . . . . . . . .      (7.48)%     (7.23)%**   (6.09)%     (4.63)%     (5.14)%     (3.29)%
    Portfolio turnover rate. . . . . . . . . . . . . .         231%        505%**      241%        300%        301%        267%
    Net assets, end of period (in thousands) . . . . .      $4,581      $5,735      $6,307      $8,844      $7,254      $8,539







* The Fund's fiscal year-end was changed to June 30.
** Annualized




       THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                               STEADMAN ASSOCIATED FUND


NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES
-
   Steadman Associated Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end investment company. During 1995, the Fund changed its fiscal year end from September 30 to June 30.
   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements

CASH AND CASH EQUIVALENTS
   Management defines cash equivalents as investments that mature in three months or less. All cash and cash equivalents are invested in a single money market fund maintained by the investment custodian.

SECURITY VALUATION
   Investments in securities traded on a national securities exchange are valued at the last reported sales price on the last business day of the period. Investments for which no sale was reported on that date are valued at the mean between the latest bid and asked prices.

SECURITY TRANSACTIONS AND INVESTMENT INCOME
   Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income and expenses are recorded on the accrual basis.

   Call options give the holder the right to purchase a security at a specified price on a certain date. Risks arise from possible illiquidity of the options market and from movements in security values. Options are reflected in the accompanying Statement of Assets and Liabilities at market value.

INCOME TAXES
   The Fund is subject to income taxes in years when it does not qualify as a regulated investment company under subchapter M of the Internal Revenue Code. The Fund accounts for income taxes using the liability method, whereby deferred tax assets and liabilities arise from the tax effect of temporary differences between the financial statement and taxes bases of assets and liabilities, measured using presently enacted tax rates. If it is more likely than not that some portion or all of a deferred tax asset will not be realized, a valuation allowance is recognized.

                               STEADMAN ASSOCIATED FUND



2.  TRUST SHARES
    The Trust Indenture does not specify a limit to the number of shares which may be issued. Transactions in trust shares were as follows:




                                              For the year        For the period October 1, 1994         For the year
                                          ended June 30, 1996         through June 30, 1995         ended September 30, 1994
                                       -------------------------    -------------------------       -------------------------
                                         Shares         Amount        Shares         Amount           Shares         Amount
                                       ----------     ----------    ----------     ----------       ----------     ----------


Shares sold. . . . . . . . .                  269     $      200            581    $       413        -- 0 --    $    -- 0--
Shares redeemed. . . . . . .           (1,295,786)      (930,119)      (845,933)      (569,199)    (1,426,814)    (1,125.963)
                                       ----------     ----------     ----------    -----------    -----------    -----------
   Net decrease. . . . . . .           (1,295,517)    $ (929,919)      (845,352)   $  (568,786)    (1,426,814)   $(1,125,963)
                                                      ----------                   -----------                   -----------
                                                      ----------                   -----------                   -----------

Shares outstanding:
   Beginning of period . . .            7,875,815                     8,721,167                    10,147,981
                                       ----------                    ----------                    ----------
   End of period . . . . . .            6,580,298                     7,875,815                     8,721,167
                                       ----------                    ----------                    ----------
                                       ----------                    ----------                    ----------





3.  PURCHASES AND SALES OF SECURITIES
    During the year ended June 30, 1996, purchases and proceeds from sales of investment securities aggregated $11,790,716 and $12,530,500, respectively. Unrealized appreciation of investments aggregated $501,026 of which $648,718 related to gross unrealized appreciation where there is an excess of value over tax cost and $147,692 related to gross unrealized depreciation where there is an excess of tax cost over value.

4.  INVESTMENT ADVISORY FEE AND TRANSACTIONS WITH AFFILIATES
    Steadman Security Corporation (SSC), the affiliate, has provided advisory services under an agreement which first became effective in 1972. On February 28, 1984, at the Annual Meeting of the shareholders, a new Investment Advisory Agreement was approved. Under the new advisory agreement SSC will continue to provide the same services it provided under the same terms and conditions of the previous agreement. The agreement will continue in effect subject to the annual approval by the Board of Trustees or by a majority of the outstanding voting securities of the Fund. The fee for investment advisory services is based on 1% of the first $35,000,000 of the average daily net assets of the Fund, 7/8 of 1 % on the next $35,000,000 and 3/4 of 1% on all sums in excess thereof. In addition to the investment advisory fee, SSC received fees from the Fund for the performance of delegated services. (dividend disbursing agent and transfer agent) as defined in the Trust Indenture, as amended. The fee for such services was computed on the basis of the number of shareholder accounts calculated as of the last business day of each month at $1.35 per accounts. SSC received reimbursements from the Fund for the salaries and benefits of its employees who perform functions other than investment advisory and shareholder service functions for the Fund.

                               STEADMAN ASSOCIATED FUND



    Certain officers and trustees of the Fund are "affiliated persons" of the Investment Advisor, as defined by the Investment Company Act of 1940.

5.  FEDERAL INCOME TAXES
    In the fiscal period ended June 30, 1996, the Fund did not meet asset diversification requirements applicable to regulated investments companies. Thus, the Fund did not qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. However, the Fund had a net investment loss for the fiscal period ended June 30, 1996, therefore no income tax provision is required. A full valuation allowance has been provided for deferred tax assets, totalling approximately $2,194,000 at June 30, 1996, which arise principally from net operating loss carryforwards and capital loss carryforwards available for income tax purposes.

    For income tax purposes, the Fund has net operating loss carryforwards approximating $4,647,000 which are available to offset future net operating income in non-qualifying years, if any, which expire as follows: (2000) $443,000; (2001) $499,000; (2003) $328,000; (2004) $476,000; (2005) $534,000;
(2006) $324,000; (2007) $381,000; (2008) $539,000; (2009) $437,000; (2010)
$287,000 and (2011) $401,000. Capital loss carryforwards aggregating approximately $1,110,000 are available to offset future capital gains, if any which expire as follows: (2001) $658,000 and (2000) $452,000.

6.  UNCLAIMED PROPERTY
    In December 1989, the Fund and other Steadman Funds were contacted by the Unclaimed Property Clearinghouse (the Clearinghouse), an association of some 45 member states organized to facilitate the collection for the states of unclaimed property that is considered abandoned under the laws of the member states. The Clearinghouse requested certain documents and information in order to determine whether, and if so, to what extent its member states may assert claims for abandoned accounts of the Fund's shareholders. On the basis of a review of the documents and information provided in response to this request, the Special Counsel for the Clearinghouse has informally asserted that the member states are entitled to certain property of the Fund's shareholders. In addition, Steadman Security Corporation holds certain unclaimed dividends of the Fund's shareholders. In May 1991, the District of Columbia filed suit in the Superior Court of the District of Columbia against the Fund, other Steadman Funds, Steadman Security Corporation and its principal officer under the District of Columbia Disposition of Unclaimed Property Act. Under this action the District of Columbia sought possession and custody of the alleged abandoned property as well as prejudgment interest, an unspecified amount of civil penalties, and reimbursement for reasonable attorney's fees and costs. On March 25, 1993, counsel for the District of Columbia, the Clearinghouse and the Fund executed a settlement agreement, which involves no findings of any violations of law by the Fund and other defendants. The Superior Court dismissed the suit as of November 30, 1993, although the terms of the settlement agreement do not call for dismissal until after the closing of the agreement. The District of Columbia has appealed the dismissal. In accordance with the settlement agreement, record title to certain shares of the Fund and associated distributions were transferred from the present shareholders of record to the members of the Clearinghouse on the closing date, February 14, 1995. The shares will be redeemed over a period of three years from this date. On May 9, 1995 the Court of appeals dismissed the appeal.

STEADMAN AMERICAN
INDUSTRY FUND
1730 K Street, N.W.
Washington, D.C. 20006
1-800-424-8570
202-223-1000 Washington D.C. area

TRANSFER AGENT
Steadman Security Corporation
1730 K Street, N.W.
Washington, D.C. 20006

CUSTODIAN
Crestar Bank, N.A.
1445 New York Avenue, N.W.
Washington, D.C.  20005

INDEPENDENT ACCOUNTANTS
Coopers & Lybrand L.L.P.
1800 M Street N.W.
Washington D.C. 20036

FOR MORE INFORMATION ABOUT
STEADMAN AMERICAN INDUSTRY FUND,
account information or daily
Net Asset Values, call:

SHAREHOLDER SERVICES
1-800-424-8570
202-223-1000 Washington, D.C. area


STEADMAN
AMERICAN
INDUSTRY
FUND




ANNUAL
REPORT
June 30, 1996




A STEADMAN NO-LOAD MUTUAL FUND



           STEADMAN SECURITY
           CORPORATION
[LOGO]
           Investment Adviser

Fellow Shareholders:

   The forces most dominant in present market behavior have continued to be a low level of inflation and behavior of interest rates.

   The economy generally is moving at a pace that is slowing. Although employment levels remain high, there are indications that some of this can be accounted for by a fact of two jobs among wage earners in many households. This of course casts a question about the dependability of recent employment reports. It also may support indications of there being a lesser rather than greater likelihood that there will be an incentive for the Federal Reserve to initiate any near term move to tighten money and raise rates.

   These conditions suggest that the interest rates are going to decline. Looking to the 30 year Treasury Bond for guidance we are beginning to see a pattern of declining yield, of course with the Bond rising in price. We expect this trend of declining interest rates to continue and bear with it very favorable market consequences for your Fund.

   Thank you for your confidence and continued support.

                                   Sincerely,


                                   /s/ Charles W. Steadman
                                   Charles W. Steadman
                                   Chairman of the Board of
                                   Trustees and President

                        REPORT OF INDEPENDENT ACCOUNTANTS


TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
  STEADMAN AMERICAN INDUSTRY FUND

  We have audited the accompanying statement of assets and liabilities of Steadman American Industry Fund, including the portfolio of investments, as of June 30, 1996, and the related statement of operations for the year then ended, the statements of changes in net assets for the year then ended and the periods February 1, 1995 through June 30, 1995, and February 1, 1994 through January 31, 1995 and the financial highlights for the year then ended and for the period February 1, 1995 through June 30, 1995 and each of the four years ended January 31, 1995. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1996, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Steadman American Industry Fund as of June 30, 1996, the results of its operations, the changes in its net assets, and the financial highlights for each of the respective periods stated in the first paragraph, in conformity with generally accepted accounting principles.



                                                        Coopers & Lybrand L.L.P.

  Washington, D.C.
  July 29, 1996

                         STEADMAN AMERICAN INDUSTRY FUND

                            PORTFOLIO OF INVESTMENTS
                                  June 30, 1996


                                                                              Value
                                                                Shares       (Note 1)
                                                               --------     ----------
         COMMON STOCKS -- 100%
Communications Equipment -- 7.0%
    Precision Systems (a)  . . . . . . . . . . . . . . . . .     5,000       $ 58,750
                                                                             --------
                              Total Communications Equipment                   58,750
                                                                             --------
Computer Peripherals -- 10.1%
    Cisco Systems (a). . . . . . . . . . . . . . . . . . . .     1,500         84,938
                                                                             --------
                                  Total Computer Peripherals                   84,938
                                                                             --------
Computer Storage Equipment -- 21.4%
    Seagate Technology (a) . . . . . . . . . . . . . . . . .     4,000        180,000
                                                                             --------
                            Total Computer Storage Equipment                  180,000
                                                                             --------
Pharmaceutical -- 14.2%
    Elan Corp. Warrants (a). . . . . . . . . . . . . . . . .     5,000        119,375
                                                                             --------
                                        Total Pharmaceutical                  119,375
                                                                             --------
Radio & TV Equipment -- 8.2%
    Geotek Communications (a). . . . . . . . . . . . . . . .     5,000         68,437
                                                                             --------
                                  Total Radio & TV Equipment                   68,437
                                                                             --------
Semiconductor -- 32.4%
    Intel Corp. Warrants (a).. . . . . . . . . . . . . . . .     7,500        271,875
                                                                             --------
                                         Total Semiconductor                  271,875
                                                                             --------
Telecom Services -- 6.7%
    Champion Technology Holding Ltd. . . . . . . . . . . . .   100,000         56,500
                                                                             --------
                                      Total Telecom Services                   56,500
                                                                             --------
              Total Portfolio of Investments (Cost $820,796)                 $839,875
                                                                             --------
                                                                             --------

(a) Non-income producing security.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                         STEADMAN AMERICAN INDUSTRY FUND

                       Statement of Assets and Liabilities
                                  June 30, 1996


Assets:
     Investments at value (Cost $820,796) (Note 1) . . . . . . .  $   839,875
     Dividends receivable. . . . . . . . . . . . . . . . . . . .          120
     Interest receivable . . . . . . . . . . . . . . . . . . . .          256
     Cash and cash equivalents  (Note 1) . . . . . . . . . . . .      200,513
                                                                  -----------
          Total assets . . . . . . . . . . . . . . . . . . . . .    1,040,764
                                                                  -----------
Liabilities:
     Accounts payable and accrued expenses . . . . . . . . . . .       14,013
     Investment advisory and service fees payable (Note 4) . . .       13,523
     Other payable to affiliate (Note 4) . . . . . . . . . . . .        4,956
     Payable for Trust shares redeemed . . . . . . . . . . . . .          464
                                                                  -----------
          Total liabilities. . . . . . . . . . . . . . . . . . .       32,956
                                                                  -----------

Net Assets . . . . . . . . . . . . . . . . . . . . . . . . . . .  $ 1,007,808
                                                                  -----------
                                                                  -----------
Net assets consist of:
     Accumulated net investment loss . . . . . . . . . . . . . .  $(3,919,011)
     Unrealized appreciation of investments. . . . . . . . . . .       19,079
     Accumulated net realized losses plus distributions
      from realized gains. . . . . . . . . . . . . . . . . . . .     (960,129)
      Capital paid in less distributions since inception . . . .    5,867,869
                                                                  -----------
                                                                  $ 1,007,808
                                                                  -----------
                                                                  -----------

Net asset value, offering price and redemption price per share
     ($1,007,808 DIVIDED BY 1,398,489 shares of no par value
     trust shares) . . . . . . . . . . . . . . . . . . . . . . .  $       .72
                                                                  -----------
                                                                  -----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                         STEADMAN AMERICAN INDUSTRY FUND

                             STATEMENT OF OPERATIONS
                        for the year ended June 30, 1996


Investment Income:
     Dividends . . . . . . . . . . . . . . . . . . . .    $  1,270
     Interest. . . . . . . . . . . . . . . . . . . . .       4,979
                                                          --------
            Total income . . . . . . . . . . . . . . .               $   6,249
                                                                     ---------
Expenses:
     Shareholder servicing fee (Note 4). . . . . . . .     160,315
     Salaries and employee benefits (Note 4) . . . . .      55,920
     Professional fees . . . . . . . . . . . . . . . .      26,297
     Miscellaneous . . . . . . . . . . . . . . . . . .      10,512
     Investment advisory fee (Note 4). . . . . . . . .      12,209
     Reports to shareholders . . . . . . . . . . . . .      10,841
     Rent  . . . . . . . . . . . . . . . . . . . . . .       7,548
     Trustees' fees and expenses (Note 4). . . . . . .       6,998
     Computer services . . . . . . . . . . . . . . . .       6,589
     Custodian fees. . . . . . . . . . . . . . . . . .       3,225
                                                          --------
          Total expenses . . . . . . . . . . . . . . .                 300,454
                                                                     ---------
     Net investment loss . . . . . . . . . . . . . . .                (294,205)
                                                                     ---------
Realized and Unrealized Gain (Loss) on Investments
   (Notes 1 and 3):
     Net realized gain from investment transactions. .                  73,821
     Change in unrealized appreciation/(depreciation)
       of investments  . . . . . . . . . . . . . . . .                 (10,496)
                                                                     ---------
     Net gain on investments . . . . . . . . . . . . .                  63,325
                                                                     ---------
     Net decrease in net assets resulting from
       operations. . . . . . . . . . . . . . . . . . .               $(230,880)
                                                                     ---------
                                                                     ---------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                         STEADMAN AMERICAN INDUSTRY FUND

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                               For the period
                                                                              For the year    February 1, 1995    For the year
                                                                              ended June 30,  through June 30,  ended January 31,
                                                                                  1996             1995*             1995
                                                                              --------------  ----------------  ----------------
Decrease in net assets from operations:
   Net investment loss . . . . . . . . . . . . . . . . . . . . . . . . .      $ (294,205)      $ (131,469)       $  (304,379)
   Net realized gain (loss) from investment transactions . . . . . . . .          73,821          (69,865)           (84,960)
   Change in unrealized appreciation/depreciation. . . . . . . . . . . .         (10,496)          91,916           (700,806)
                                                                              -----------      -----------       ------------
   Net increase (decrease) in net assets resulting
     from operations . . . . . . . . . . . . . . . . . . . . . . . . . .        (230,880)        (109,418)        (1,090,145)

Decrease in net assets from trust share transactions (Note 2). . . . . .        (102,199)         (22,155)           (64,452)
                                                                              -----------      -----------       ------------
Increase (decrease) in net assets. . . . . . . . . . . . . . . . . . . .        (333,079)        (131,573)         1,154,597

Net assets at beginning of period. . . . . . . . . . . . . . . . . . . .       1,340,887        1,472,460          2,627,057
                                                                              -----------      -----------       ------------
Net assets at end of period, including accumulated net
   investment loss of $3,918,641, $3,624,436 and $3,018,368
   respectively. . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $1,007,808       $1,340,887         $1,472,460
                                                                              -----------      -----------       ------------
                                                                              -----------      -----------       ------------

* The Fund's fiscal year-end was changed to June 30.




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                         STEADMAN AMERICAN INDUSTRY FUND

                              FINANCIAL HIGHLIGHTS


                                                   For the year  For the period
                                                       ended    February 1, 1995
                                                      June 30,  through June 30,       For the years ended January 31,
                                                      --------  ----------------   ---------------------------------------
                                                        1996         1995*         1995        1994       1993        1992
                                                      --------  ----------------   ----------------------------------------
Per Share Operating Performance:
   Net asset value, beginning of period. . . . . .      $.88          $.96         $1.65      $1.50      $1.54       $1.59
                                                      --------      --------      --------   --------   --------    --------
   Net investment loss . . . . . . . . . . . . . .      (.41)         (.12)         (.26)      (.24)      (.19)       (.20)
       Net realized and unrealized
       gain (loss) on investments. . . . . . . . .       .25           .04          (.43)       .39        .15         .15
                                                      --------      --------      --------   --------   --------    --------
       Total from investment operations. . . . . .      (.16)         (.08)         (.69)       .15       (.04)       (.05)
                                                      --------      --------      --------   --------   --------    --------
   Net asset value, end of period. . . . . . . . .      $.72          $.88          $.96      $1.65      $1.50       $1.54
                                                      --------      --------      --------   --------   --------    --------
                                                      --------      --------      --------   --------   --------    --------
Ratios/Supplemental Data:
   Total return. . . . . . . . . . . . . . . . . .    (18.48)%      (20.01)%**    (41.82)%   10.00%      (2.60)%     (3.14)%
   Ratio of expenses to average net
      assets . . . . . . . . . . . . . . . . . . .     24.61%        24.62%**      17.69%     12.66%     14.83%      15.13%
   Ratio of net investment loss to average
      net assets . . . . . . . . . . . . . . . . .    (24.10)%      (22.86)%**    (15.63)%   (11.40)%   (13.52)%    (13.13)%
   Portfolio turnover rate . . . . . . . . . . . .       339%          617%**        289%       134%       221%        460%
   Net assets, end of period (in thousands). . . .    $1,008        $1,341        $1,472     $2,627     $2,496      $2,648


*  The Fund's fiscal year-end was changed to June 30.
** Annualized

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                         STEADMAN AMERICAN INDUSTRY FUND


NOTES TO FINANCIAL STATEMENTS

1.   SIGNIFICANT ACCOUNTING POLICIES

     Steadman American Industry Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end investment company. During 1995, the Fund changed its fiscal year end from January 31 to June 30.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

     CASH AND CASH EQUIVALENTS

          Management defines cash equivalents as investments that mature in three months or less. All cash and cash equivalents are invested in a single money market fund maintained by the investment custodian.

     SECURITY VALUATION

          Investments in securities traded on a national securities exchange are valued at the last reported sales price on the last business day of the period. Investments for which no sale was reported on that date are valued at the mean between the latest bid and asked prices.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME

          Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income and expenses are recorded on the accrual basis.

     INCOME TAXES

          The Fund is subject to income taxes in years when it does not qualify as a regulated investment company under subchapter M of the Internal Revenue Code. The Fund accounts for income taxes using the liability method, whereby deferred tax assets and liabilities arise from the tax effect of temporary differences between the financial statement and tax bases of assets and liabilities, measured using presently enacted tax rates. If it is more likely than not that some portion or all of a deferred tax asset will not be realized, a valuation allowance is recognized.

                         STEADMAN AMERICAN INDUSTRY FUND

2.   TRUST SHARES

     The Trust Indenture does not specify a limit to the number of shares which may be issued. Transactions in trust shares were as follows:

                                 For the year         For the period February 1, 1995       For the year
                             ended June 30, 1996        through June 30, 1995          ended January 31, 1995
                             -------------------      -------------------------------- ----------------------
                             Shares       Amount         Shares        Amount           Shares      Amount
                             ------       ------         ------        ------           ------      ------
Shares sold. . . . . . .     -- 0 --    $  -- 0 --       -- 0 --     $ -- 0 --           -- 0--    $  -- 0--
Shares redeemed. . . . .   (117,686)     (102,199)      (24,096)      (22,155)         (51,912)     (64,452)
                           ---------    ----------     ---------     ---------        ---------    ---------
  Net decrease . . . . .   (117,686)    $(102,199)      (24,096)     $(22,155)         (51,912)    $(64,452)
                                        ----------                   ---------                     ---------
                                        ----------                   ---------                     ---------
Shares outstanding:
   Beginning of period .   1,516,175                   1,540,271                      1,592,183
                           ---------                   ---------                      ---------
   End of period . . . .   1,398,489                   1,516,175                      1,540,271
                           ---------                   ---------                      ---------
                           ---------                   ---------                      ---------



3.   PURCHASES AND SALES OF SECURITIES

     During the year ended June 30, 1996, purchases and proceeds from sales of investment securities aggregated $3,929,931 and $4,387,838, respectively.

     Unrealized appreciation of investment aggregated $19,079 of which $51,388 related to gross unrealized appreciation in which market value exceeded tax cost and $32,309 related to gross unrealized depreciation in which tax cost exceeded market value.

4.   INVESTMENT ADVISORY FEE AND TRANSACTIONS WITH AFFILIATES

     Steadman Security Corporation (SSC), the affiliate, has provided advisory services under an agreement which first became effective in 1972. On February 28, 1984, at the Annual Meeting of the shareholders, a new Investment Advisory Agreement was approved. Under the new advisory agreement, SSC will continue to provide the same services it provided under the same terms and conditions of the previous agreement. The agreement will continue in effect subject to the annual approval by the Board of Trustees or by a majority of the outstanding voting securities of the Fund. The fee for investment advisory services is based on 1% of the first $35,000,000 of the average daily net assets of the Fund, 7/8 of 1% on the next $35,000,000 and 3/4 of 1% on all sums in excess thereof. In addition to the investment advisory fee, SSC received fees from the Fund for the performance of delegated services (dividend disbursing agent and transfer agent) as defined in the Trust Indenture, as amended. The fee for such services was computed on the basis of the number of shareholder accounts calculated as of the last business day of each month at $1.35 per account. SSC received reimbursements from the Fund for the salaries and benefits of its employees who perform functions other than investment advisory and shareholder service functions for the Fund.

     Certain officers and trustees of the Fund are "affiliated persons" of the Investment Adviser, as defined by the Investment Company Act of 1940.

                         STEADMAN AMERICAN INDUSTRY FUND

5.   FEDERAL INCOME TAXES

     In the fiscal year ended June 30, 1996, the Fund did not meet the asset diversification requirements applicable to regulated investment companies. Thus, the Fund did not qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. However, the Fund had a net investment loss in fiscal 1996, therefore no income tax provision is required. A full valuation allowance was provided for deferred tax assets, totalling approximately $1,854,000 at June 30, 1996, which arise principally from net operating loss carryforwards and capital carryforwards available for income tax purposes.

     For income tax purposes, the Fund has net operating loss carryforwards approximating $3,919,000 which are available to offset future net operating income in non-qualifying years, if any, which expire as follows: (1999) $74,000;
(2000) $239,000; (2001) $139,000; (2002) $353,000; (2003) $371,000; (2004)
$235,000; (2005) $384,000; (2006) $365,000; (2007) $360,000; (2008) $335,000;
(2009) $322,000; (2010) $447,000 and (2011) $295,000. Capital loss carryforwards aggregating approximately $960,000 are available to offset future capital gains, if any, which expire as follows: (1997) $119,000; (1999) $771,000, and (2000)
$70,000.

6.   UNCLAIMED PROPERTY

     In December 1989, the Fund and other Steadman Funds were contacted by the Unclaimed Property Clearinghouse (the Clearinghouse), an association of some 45 member states organized to facilitate the collection for the states of unclaimed property that is considered abandoned under the laws of the member states. The Clearinghouse requested certain documents and information in order to determine whether, and if so, to what extent its member states may assert claims for abandoned accounts of the Fund's shareholders. On the basis of a review of the documents and information provided in response to this request, the Special Counsel for the Clearinghouse has informally asserted that the member states are entitled to certain property of the Fund's shareholders. In addition, Steadman Security Corporation holds certain unclaimed dividends of the Fund's shareholders. In May 1991, the District of Columbia filed suit in the Superior Court of the District of Columbia against the Fund, other Steadman Funds, Steadman Security Corporation and its principal officer under the District of Columbia Disposition of Unclaimed Property Act. Under this action the District of Columbia sought possession and custody of the alleged abandoned property as well as prejudgment interest, an unspecified amount of civil penalties, and reimbursement for reasonable attorney's fees and costs. On March 25, 1993, counsel for the District of Columbia, the Clearinghouse and the Fund executed a settlement agreement, which involves no findings of any violations of law by the Fund and other defendants. The Superior Court dismissed the suit as of November 30, 1993, although the terms of the settlement agreement do not call for dismissal until after the closing of the agreement. The District of Columbia appealed the dismissal. In accordance with the settlement agreement, record title to certain shares of the Fund and associated distributions were transferred from the present shareholders of record to the members of the Clearinghouse on the closing date, February 14, 1995. The shares will be redeemed over a period of three years from this date. On May 9, 1995, the Court of Appeals dismissed the appeal.

STEADMAN INVESTMENT FUND
1730 K Street, N.W.
Washington, D.C. 20006
1-800-424-8570
202-223-1000 Washington D.C. area

TRANSFER AGENT
Steadman Security Corporation
1730 K Street, N.W.
Washington, D.C. 20006

CUSTODIAN
Crestar Bank, N.A.
1445 New York Avenue, N.W.
Washington, D.C.  20005

INDEPENDENT ACCOUNTANTS
Coopers & Lybrand L.L.P
1800 M Street N.W.
Washington D.C. 20005

For more information about
STEADMAN INVESTMENT FUND.
account information or daily
Net Asset Values, call:

Shareholder Services
1-800-424-8570
202-223-1000 Washington, D.C. area
Fellow Shareholders:


STEADMAN
Investment
Fund



ANNUAL
REPORT
June 30, 1996






A STEADMAN NO-LOAD MUTUAL FUND





STEADMAN SECURITY
[LOGO]   CORPORATION

Investment Adviser

Fellow Shareholders:

    The forces most dominant in present market behavior have continued to be a low level of inflation and behavior of interest rates.
    The economy generally is moving at a pace that is slowing. Although employment levels remain high, there are indications that some of this can be accounted for by a fact of two jobs among wage earners in many households. This of course casts a question about the dependability of recent employment reports. It also may support indications of there being a lesser rather than greater likelihood that there will be an incentive for the Federal Reserve to initiate any near term move to tighten money and raise rates.
    These conditions suggest that the interest rates are going to decline. Looking to the 30 year Treasury Bond for guidance we are beginning to see a pattern of declining yield, of course with the Bond rising in price. We expect this trend of declining interest rates to continue and bear with it very favorable market consequences for your Fund.
    Thank you for your confidence and continued support.

                                            Sincerely,



                                            /s/ Charles W. Steadman

                                            Charles W. Steadman
                                            Chairman of the Board of
                                            Trustees and President

                          REPORT OF INDEPENDENT ACCOUNTANTS




TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
    STEADMAN INVESTMENT FUND

    We have audited the accompanying statement of assets and liabilities of Steadman Investment Fund, including the portfolio of investments, as of June 30, 1996, and the related statement of operations for the year ended June 30, 1996, the statements of changes in net assets for the year then ended and the periods January 1, 1995 through June 30, 1995, and January 1, 1994 through December 31, 1994 and the financial highlights for the year ended June 30, 1996 and the period January 1, 1995 through June 30, 1995, and each of the four years ended December 31, 1994. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1996, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Steadman Investment Fund as of June 30, 1996, the results of its operations, the changes in its net assets, and the financial highlights for each of the respective periods stated in the first paragraph, in conformity with generally accepted accounting principles.



                                                        Coopers & Lybrand L.L.P.

Washington, D.C.
July 29, 1996

                               STEADMAN INVESTMENT FUND
                               PORTFOLIO OF INVESTMENTS
                                    June 30, 1996

                                                                              Value
                                                               Shares       (Note 1)
                                                              ----------   ------------
         COMMON STOCK -- 100%

Communications Equipment -- 18.3%
  Electronic Data Systems. . . . . . . . . . . . . . .          2,000     $  107,500
  Motorola, Inc. . . . . . . . . . . . . . . . . . . .          2,000        125,750
  Precision Systems (a). . . . . . . . . . . . . . . .          5,000         58,750
                                                                           ----------
                        Total Communications Equipment                       292,000
                                                                           ----------
Computer Equipment -- 6.2%
  Hewlett-Packard. . . . . . . . . . . . . . . . . . .          1,000         99,625
                                                                           ----------
                              Total Computer Equipment                        99,625
                                                                           ----------
Computer Peripherals -- 10.6%
  Cisco Systems (a). . . . . . . . . . . . . . . . . .          3,000        169,875
                                                                           ----------
                            Total Computer Peripherals                       169,875
                                                                           ----------
Computer Storage Equipment -- 13.3%
  Iomega Corp. (a) . . . . . . . . . . . . . . . . . .          5,000        145,000
  Seagate Technology (a) . . . . . . . . . . . . . . .          1,500         67,500
                                                                           ----------
                      Total Computer Storage Equipment                       212,500
                                                                           ----------
Computer Systems Design -- 7.4%
  Sun Microsystems (a) . . . . . . . . . . . . . . . .          2,000        117,750
                                                                           ----------
                         Total Computer Systems Design                       117,750
                                                                           ----------
Medical Instruments -- 5.6%
  Boston Scientific (a). . . . . . . . . . . . . . . .          2,000         90,000
                                                                           ----------
                             Total Medical Instruments                        90,000
                                                                           ----------


                               STEADMAN INVESTMENT FUND

                               PORTFOLIO OF INVESTMENTS
                                    June 30, 1996

                                                                             Value
                                                               Shares       (Note 1)
                                                              ----------   ------------
Motor Vehicles -- 9.4%
  General Motors Class "H" . . . . . . . . . . . . . .          2,500        150,313
                                                                           ----------
                                  Total Motor Vehicles                       150,313
                                                                           ----------
Oil & Gas Drilling -- 8.7%
  Global Marine (a). . . . . . . . . . . . . . . . . .         10,000        138,750
                                                                           ----------
                              Total Oil & Gas Drilling                       138,750
                                                                           ----------
Pharmaceutical -- 8.1%
  Regeneron Pharmaceutical (a) . . . . . . . . . . . .          7,500        130,312
                                                                           ----------
                                  Total Pharmaceutical                       130,312
                                                                           ----------
Radio and TV Equipment -- 4.3%
  Geotek Communications, Inc. (a). . . . . . . . . . .          5,000         68,438
                                                                           ----------
                          Total Radio and TV Equipment                        68,438
                                                                           ----------
Semiconductor -- 3.4%
  Intel Corp. Warrants (a) . . . . . . . . . . . . . .          1,500         54,375
                                                                           ----------
                                   Total Semiconductor                        54,375
                                                                           ----------
Telephone Communications --4.7%
  Lucent Technology. . . . . . . . . . . . . . . . . .          2,000         75,750
                                                                           ----------
                        Total Telephone Communications                        75,750
                                                                           ----------

  Total Portfolio of Investments (Cost $1,655,198)                       $ 1,599,688
                                                                           ----------
                                                                           ----------


(a) Non-Income producing security


       THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

                               STEADMAN INVESTMENT FUND
                         STATEMENT OF ASSETS AND LIABILITIES
                                    June 30, 1996

Assets:
      Investments at value (Cost $1,655,198) (Note 1). . . . . . . . . . .    $ 1,599,688
      Cash and cash equivalents (Note 1) . . . . . . . . . . . . . . . . .        261,004
      Interest receivable  . . . . . . . . . . . . . . . . . . . . . . . .            567
      Dividends receivable . . . . . . . . . . . . . . . . . . . . . . . .            630
                                                                               -----------
         Total assets. . . . . . . . . . . . . . . . . . . . . . . . . . .      1,861,889
                                                                               -----------
Liabilities:
      Accounts payable and accrued expenses. . . . . . . . . . . . . . . .         14,858
      Investment advisory and service fees payable (Note 4). . . . . . . .          5,571
      Other payable to affiliate (Note 4). . . . . . . . . . . . . . . . .          7,593
      Payable for securities purchased . . . . . . . . . . . . . . . . . .         70,400
                                                                               -----------
         Total liabilities . . . . . . . . . . . . . . . . . . . . . . . .         98,422
                                                                               -----------
Net Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $ 1,763,467
                                                                               -----------
                                                                               -----------
Net assets consist of:
      Accumulated net investment loss. . . . . . . . . . . . . . . . . . .    $(1,675,340)
      Unrealized depreciation of investments . . . . . . . . . . . . . . .        (55,510)
      Accumulated net realized losses. . . . . . . . . . . . . . . . . . .       (389,330)
      Capital paid in less distributions since inception . . . . . . . . .      3,883,647
                                                                               -----------
                                                                              $ 1,763,467
                                                                               -----------
                                                                               -----------
Net asset value, offering price and redemption price per share
($1,763,467 DIVIDED BY 2,038,728 shares of no par value trust shares). . .    $       .86
                                                                               -----------
                                                                               -----------


       THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                               STEADMAN INVESTMENT FUND
                               STATEMENT OF OPERATIONS
                           for the year ended June 30, 1996

Investment Income:
   Dividends . . . . . . . . . . . . . . . . . . . . . . .       $   1,530
   Interest. . . . . . . . . . . . . . . . . . . . . . . .         112,558
                                                                  ---------
      Total income . . . . . . . . . . . . . . . . . . . .                    $   114,088

Expenses:
   Salaries and employee benefits (Note 4) . . . . . . . .          84,139
   Shareholder servicing fee (Note 4). . . . . . . . . . .          50,666
   Professional fees . . . . . . . . . . . . . . . . . . .          30,275
   Investment advisory fee (Note 4). . . . . . . . . . . .          21,259
   Miscellaneous . . . . . . . . . . . . . . . . . . . . .           8,671
   Rent. . . . . . . . . . . . . . . . . . . . . . . . . .          13,163
   Computer services . . . . . . . . . . . . . . . . . . .           7,943
   Reports to shareholders . . . . . . . . . . . . . . . .           5,149
   Trustees' fees and expenses (Note 4). . . . . . . . . .           3,528
   Custodian fees. . . . . . . . . . . . . . . . . . . . .             400
                                                                  ---------
     Total expenses. . . . . . . . . . . . . . . . . . . .                        225,193
                                                                               -----------

     Net investment loss . . . . . . . . . . . . . . . . .                       (111,105)
                                                                               -----------

Realized and Unrealized Gain (Loss) on Investments (Notes 1 and 3):
   Net realized gain from investment transactions. . . . .                         47,825
   Change in unrealized appreciation/(depreciation) of investments               (271,135)
                                                                               -----------
     Net loss on investments . . . . . . . . . . . . . . .                       (223,310)
                                                                               -----------
     Net decrease in net assets resulting from operations.                    $  (334,415)
                                                                               -----------
                                                                               -----------



       THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                               STEADMAN INVESTMENT FUND
                         STATEMENTS OF CHANGES IN NET ASSETS


                                                                      For the year       For the period           For the
                                                                     ended June 30,     January 1, 1995          year ended
                                                                         1996        through June 30, 1995*   December 31, 1994
                                                                     ----------------  -------------------     -----------------
Increase (decrease) in net assets from operations:
  Net investment loss. . . . . . . . . . . . . . . . . . . . . .     $ (111,105)         $  (46,958)              $  (46,458)
  Net realized gain (loss) from investment transactions. . . . .         47,825            (242,568)                (194,587)
  Change in unrealized depreciation/appreciation . . . . . . . .       (271,135)            491,165                 (779,305)
                                                                     -----------         -----------              -----------
  Net increase (decrease) in net assets resulting
   from operations . . . . . . . . . . . . . . . . . . . . . . .       (334,415)            202,139               (1,160,720)

Decrease in net assets from trust share transactions (Note 2). .       (200,097)            (63,007)                (230,035)
                                                                     -----------         -----------              -----------
Increase (decrease) in net assets. . . . . . . . . . . . . . . .       (534,512)            139,132               (1,390,755)

Net assets at beginning of period. . . . . . . . . . . . . . . .      2,297,979           2,158,847                3,549,602
                                                                     -----------         -----------              -----------
Net assets at end of period (including accumulated net
investment loss of $1,679,999, $1,568,894
and $204,464 respectively) . . . . . . . . . . . . . . . . . . .     $1,763,467          $2,297,979               $2,158,847
                                                                     -----------         -----------              -----------
                                                                     -----------         -----------              -----------

* The Fund's fiscal year-end was changed to June 30.



       THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                               STEADMAN INVESTMENT FUND
                                 FINANCIAL HIGHLIGHTS

                                                   For the year   For the period
                                                       ended     January 1, 1995    For the years ended December 31,
                                                      June 30,   through June 30,
                                                    ------------  ----------------  -------------------------------------
                                                      1996           1995*          1994      1993      1992      1991
                                                    ------------  ----------------  -------------------------------------
Per Share Operating Performance:
  Net asset value, beginning of period . . . . .      $1.02           $.93          $1.42     $1.38     $1.49     $1.12
                                                    ------------  ----------------  -------------------------------------
  Net investment loss. . . . . . . . . . . . . .       (.13)          (.02)          (.08)     (.06)     (.09)     (.06)
  Net realized and unrealized
     gain (loss) on investments. . . . . . . . .       (.03)            11          .(.41)      .10     .(.02)      .43
                                                    ------------  ----------------  -------------------------------------
          Total from investment operations . . .       (.16)           .09           (.49)      .04      (.11)      .37
                                                    ------------  ----------------  -------------------------------------
  Net asset value, end of period . . . . . . . .       $.86          $1.02         $  .93     $1.42     $1.38     $1.49
                                                    ------------  ----------------  -------------------------------------
                                                    ------------  ----------------  -------------------------------------
Ratios/Supplemental Data:
  Total return . . . . . . . . . . . . . . . . .    (15.53)%        19.36%**     (34.51)%     2.89%   (7.05)%    32.95%
  Ratio of expenses to average net
     assets. . . . . . . . . . . . . . . . . . .     10.60%         10.54%**        8.90%     6.48%     7.78%     7.88%
  Ratio of net investment loss to average
     net assets. . . . . . . . . . . . . . . . .    (5.23)%        (4.24)%**      (6.65)%   (4.52)%   (6.09)%   (5.08)%
  Portfolio turnover rate. . . . . . . . . . . .       382%           226%**         282%      179%      263%      245%
  Net assets, end of period (in thousands) . . .     $1,763         $2,298         $2,159    $3,550    $3,781    $4,277


*The Fund's fiscal year-end was changed to June 30.
**Annualized




       THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                               STEADMAN INVESTMENT FUND


NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES
  Steadman Investment Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end investment company. During 1995, the Fund changed its fiscal year end from December 31 to June 30.
  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

  CASH AND CASH EQUIVALENTS
   Management defines cash equivalents as investments that mature in three months or less. All cash and cash equivalents are invested in a single money market fund maintained by the investment custodian.

  SECURITY VALUATION
    Investments in securities traded on a national securities exchange are valued at the last reported sales price on the last business day of the period. Investments for which no sale was reported on that date are valued at the mean between the latest bid and asked prices.

  SECURITY TRANSACTIONS AND INVESTMENT INCOME
   Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income and expenses are recorded on the accrual basis.

  INCOME TAXES
   The Fund is subject to income taxes in years when it does not qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund accounts for income taxes using the liability method, whereby deferred tax assets and liabilities arise from the tax effect of temporary differences between the financial statement and tax bases of assets and liabilities, measured using presently enacted tax rates. If it is more likely than not that some portion or all of a deferred tax asset will not be realized, a valuation allowance is recognized.

                               STEADMAN INVESTMENT FUND


2.  TRUST SHARES
    The Trust Indenture does not specify a limit to the number of shares which may be issued. Transactions in trust shares were as follows:


                                         For the year               For the period January 1          For the year
                                     ended June 30, 1996          1995 through June 30, 1995    ended December 31, 1994
                                    -----------------------        --------------------------    -----------------------
                                    Shares         Amount           Shares         Amount        Shares        Amount
                                    --------       --------         --------       --------      --------      --------
Shares sold. . . . . . . . .         -- 0 --     $  -- 0 --        -- 0 --     $  -- 0 --        -- 0 --      $  -- 0--
Shares redeemed. . . . . . .        (205,360)      (200,097)       (65,380)       (63,007)      (183,957)      (230,035)
                                     -------     ----------        --------    ----------       ---------     ---------
   Net decrease. . . . . . .        (205,360)    $ (200,097)       (65,380)    $  (63,007)      (183,957)     $(230,035)
     . . . . . . . . . . . .                     ==========                    ==========                     =========


Shares outstanding:
    Beginning of period. . .       2,244,088                     2,309,468                     2,493,425
                                    ---------                     ---------                     ---------
    End of Period. . . . . .       2,038,728                     2,244,088                     2,309,468
                                    ---------                     ---------                     ---------
                                    ---------                     ---------                     ---------




3.  PURCHASES AND SALES OF SECURITIES
    During the year ended June 30, 1996, purchases and sales proceeds of investment securities aggregated $7,862,972 and $8,232,376, respectively.

    The net unrealized depreciation of investments aggregated $55,510 of which $75,670 related to gross unrealized appreciation where there is an excess of value over tax cost and $131,180 related to gross unrealized depreciation of investments where there is an excess of tax cost over value.

4.  INVESTMENT ADVISORY FEE AND TRANSACTIONS WITH AFFILIATES
   Steadman Security Corporation (SSC), the affilate, has provided investment advisory services under an agreement which first became effective in 1972. On February 28, 1984, at the Annual Meeting of the shareholders, a new Investment Advisory Agreement was approved. Under the new advisory agreement SSC will continue to provide the same services it provides under the same terms and conditions of the previous agreement. The agreement will continue in effect subject to the annual approval by the Board of Trustees or by a majority of the outstanding voting securities of the Fund. The fee for investment advisory services is based on 1% of the first $35,000,000 of the average daily net assets of the Fund, 7/8 of 1% on the next $35,000,000 and 3/4 of 1% on all sums in excess thereof. In addition to the investment advisory fee, SSC received fees from the Fund for the performance of delegated services (dividend disbursing agent and transfer agent) as defined in the Trust Indenture, as amended. The fee for such services was computed on the basis of the number of shareholder accounts calculated as of the last business day of each month at $1.35 per account. SSC received reimbursements from the Fund for the salaries and benefits of its employees who perform functions other than investment advisory and shareholder service functions for the Fund.

     Certain officers and trustees of the Fund are "affiliated persons" of the Investment Adviser, as defined by the Investment Company Act of 1940.

5.  FEDERAL INCOME TAXES
   In the fiscal year June 30, 1996, the Fund did not meet the asset diversification requirements applicable to regulated investment companies. Thus, the Fund did not qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. However, the Fund had a net investment loss in the fiscal period ended June 30, 1996, therefore no income tax provision is required. A full valuation allowance has been provided for the deferred tax assets, totalling approximately $784,000 at June 30, 1996, which arise principally from net operating loss carryforwards and capital loss carryforwards available for income tax purposes.

    The Fund has net operating loss carryforwards approximating $1,675,000 which are available to offset future net operating income in non-qualifying years, if any, which expire as follows: (2004) $299,000; (2005) $304,000; (2006)
$222,000; (2007) $278,000; (2008) $217,000; (2009) $204,000; (2010) $46,000 and
(2011) 112,000. Capital loss carryforwards aggregating approximately $389,000 are available to offset future capital gains, if any, expiring as follows:
(1999) $147,000 and (2000) $243,000.

6.  UNCLAIMED PROPERTY

    In December 1989, the Fund and other Steadman Funds were contacted by the Unclaimed Property Clearinghouse (the Clearinghouse), an association of some 45 member states organized to facilitate the collection for the states of unclaimed property that is considered abandoned under the laws of the member states. The Clearinghouse requested certain documents and information in order to determine whether, and if so, to what extent its member states may assert claims for abandoned accounts of the Fund's shareholders. On the basis of a review of the documents and information provided in response to this request, the Special Counsel for the Clearinghouse has informally asserted that the member states are entitled to certain property of the Fund's shareholders. In addition Steadman Security Corporation holds certain unclaimed dividends of the Fund's shareholders. In May 1991, the District of Columbia filed suit in the Superior Court of the District of Columbia against the Fund, other Steadman Funds, Steadman Security Corporation and its principal officer under the District of Columbia Disposition of Unclaimed Property Act. Under this action the District of Columbia sought possession and custody of the alleged abandoned property as well as prejudgment interest, an unspecified amount of civil penalties, and reimbursement for reasonable attorney's fees and costs. On March 25, 1993, counsel for the District of Columbia, the Clearinghouse and the Fund executed a settlement agreement, which involves no findings of any violations of law by
the Fund and other defendants.   The Superior Court dismissed the suit as of
November 30, 1993, although the terms of the settlement agreement do not call for dismissal until after the closing agreement. The District of Columbia appealed the dismissal. In accordance with the settlement agreement, record title to certain shares of the Fund and associated distributions were transferred from the present shareholders of record to the members of the Clearinghouse on the closing date, February 14, 1995. The shares will be redeemed over a period of three years from this date. On May 9, 1995, the Court of Appeals dismissed the appeal.

STEADMAN TECHNOLOGY
AND GROWTH FUND
1730 K Street, N.W.
Washington, D.C. 20006
1-800-424-8570
202-223-1000 Washington D.C. area

TRANSFER AGENT
Steadman Security Corporation
1730 K Street, N.W.
Washington, D.C.  20006

CUSTODIAN
Crestar Bank, N.A.
1445 New York Avenue, N.W.
Washington, D.C.  20005

INDEPENDENT ACCOUNTANTS
Coopers & Lybrand L.L.P.
1800 M Street, N.W.
Washington, D.C. 20036

For more information about
STEADMAN TECHNOLOGY AND GROWTH FUND,
account information or daily
Net Asset Values, call:

Shareholder Services
1-800-424-8570
202-223-1000 Washington, D.C. area



STEADMAN

TECHNOLOGY
AND GROWTH
FUND



ANNUAL
REPORT
June 30, 1996



A Steadman NO-LOAD Mutual Fund




           STEADMAN SECURITY
           CORPORATION
[LOGO]
           Investment Adviser

Fellow Shareholders:

     The forces most dominant in present market behavior have continued to be a low level of inflation and behavior of interest rates.

     The economy generally is moving at a pace that is slowing. Although employment levels remain high, there are indications that some of this can be accounted for by a fact of two jobs among wage earners in many households. This of course casts a question about the dependability of recent employment reports. It also may support indications of there being a lesser rather than greater likelihood that there will be an incentive for the Federal Reserve to initiate any near term move to tighten money and raise rates.

     These conditions suggest that the interest rates are going to decline. Looking to the 30 year Treasury Bond for guidance we are beginning to see a pattern of declining yield, of course with the Bond rising in price. We expect this trend of declining interest rates to continue and bear with it very favorable market consequences for your Fund.

     Thank you for your confidence and continued support.

                                   Sincerely,

                                   /s/ Charles W. Steadman
                                   Charles W. Steadman
                                   Chairman of the Board of
                                   Trustees and President

                        REPORT OF INDEPENDENT ACCOUNTANTS


TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
  STEADMAN TECHNOLOGY AND GROWTH FUND

     We have audited the accompanying statement of assets and liabilities of Steadman Technology and Growth Fund, including the portfolio of investments, as of June 30, 1996, and the related statement of operations for the year then ended, the statements of changes in net assets for the year then ended and the periods January 1, 1995 through June 30, 1995, and January 1, 1994 through December 31, 1994 and the financial highlights for the year ended June 30, 1996, and the period January 1, 1995 through June 30, 1995, and each of the four years ended December 31, 1994. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1996, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Steadman Technology and Growth Fund as of June 30, 1996, the results of its operations, the changes in its net assets, and the financial highlights for each of the respective periods stated in the first paragraph, in conformity with generally accepted accounting principles.


                                                        Coopers & Lybrand L.L.P.

Washington, D.C.
July 29, 1996

                       STEADMAN TECHNOLOGY AND GROWTH FUND

                            PORTFOLIO OF INVESTMENTS
                                  June 30, 1996

                                                                       Value
                                                           Shares     (Note 1)
                                                           ------     --------
                  COMMON STOCKS -- 100%
Communications Equipment -- 6.9%
     Precision Systems (a) . . . . . . . . . . . . . .      3,000     $ 35,250
                                                                      --------
                        Total Communications Equipment                  35,250
                                                                      --------
Computer Storage Equipment -- 26.4%
     Seagate Technology (a). . . . . . . . . . . . . .      3,000      135,000
                                                                      --------
                      Total Computer Storage Equipment                 135,000
                                                                      --------
Pharmaceutical -- 43.1%
     Elan Corp. Warrants (a) . . . . . . . . . . . . .      4,500      107,437
     Regeneron Pharmaceuticals (a) . . . . . . . . . .      6,500      112,938
                                                                      --------
                                  Total Pharmaceutical                 220,375
                                                                      --------
Radio & TV Equipment -- 9.4%
     Geotek Communications (a) . . . . . . . . . . . .      3,500       47,906
                                                                      --------
                            Total Radio & TV Equipment                  47,906
                                                                      --------
Semiconductor -- 14.2%
     Intel Corp. Warrants (a). . . . . . . . . . . . .      2,000       72,500
                                                                      --------
                                  Total  Semiconductor                  72,500
                                                                      --------

     Total Portfolio of Investments (Cost $462,417). .                $511,031
                                                                      --------
                                                                      --------

(a) Non-income producing security


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                       STEADMAN TECHNOLOGY AND GROWTH FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                                  June 30, 1996


ASSETS:
    Investments at value (Cost $462,417) (Note 1). . . . . . . . . . .         $   511,031
    Cash and cash equivalents  (Note 1). . . . . . . . . . . . . . . .              53,877
    Interest receivable. . . . . . . . . . . . . . . . . . . . . . . .                 131
                                                                               -----------
       Total assets. . . . . . . . . . . . . . . . . . . . . . . . . .             565,039
                                                                               -----------
LIABILITIES:
    Accounts payable and accrued expenses. . . . . . . . . . . . . . .              13,050
    Investment advisory and service fees payable (Note 4). . . . . . .               6,353
    Other payable to affiliate (Note 4). . . . . . . . . . . . . . . .               3,229
                                                                               -----------
       Total liabilities . . . . . . . . . . . . . . . . . . . . . . .              22,632
                                                                               -----------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         $   542,407
                                                                               -----------
                                                                               -----------
Net assets consist of:
    Accumulated net investment loss. . . . . . . . . . . . . . . . . .         $(2,670,098)
    Unrealized appreciation of investments . . . . . . . . . . . . . .              48,614
    Accumulated net realized losses  . . . . . . . . . . . . . . . . .            (336,113)
    Capital paid in less distributions since inception.. . . . . . . .           3,500,004
                                                                               -----------
                                                                               $   542,407
                                                                               -----------
                                                                               -----------

NET ASSET VALUE, offering price and redemption price per share
    ($542,407 DIVIDED BY 529,419 shares of no par value trust
    shares). . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         $      1.02
                                                                               -----------
                                                                               -----------



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                       STEADMAN TECHNOLOGY AND GROWTH FUND

                             STATEMENT OF OPERATIONS
                        for the year ended June 30, 1996


INVESTMENT INCOME:
   Dividends . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         $   855
   Interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,979
                                                                                    ------
      Total income . . . . . . . . . . . . . . . . . . . . . . . . . . . .                     $   2,834

EXPENSES:
   Shareholder servicing fee (Note 4). . . . . . . . . . . . . . . . . . .          72,446
   Salaries and employee benefits (Note 4) . . . . . . . . . . . . . . . .          37,679
   Professional fees . . . . . . . . . . . . . . . . . . . . . . . . . . .          27,222
   Miscellaneous . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           7,156
   Reports to shareholders . . . . . . . . . . . . . . . . . . . . . . . .           7,472
   Computer services . . . . . . . . . . . . . . . . . . . . . . . . . . .           7,225
   Investment advisory fee (Note 4). . . . . . . . . . . . . . . . . . . .           6,870
   Rent. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           4,260
   Trustees' fees and expenses (Note 4). . . . . . . . . . . . . . . . . .           3,528
   Custodian fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,838
                                                                                    ------
      Total expenses . . . . . . . . . . . . . . . . . . . . . . . . . . .                       175,696
                                                                                               ----------

   Net investment loss . . . . . . . . . . . . . . . . . . . . . . . . . .                      (172,862)
                                                                                               ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTES 1 AND 3):
   Net realized loss from investment transactions. . . . . . . . . . . . .                      (129,743)
   Change in unrealized appreciation/(depreciation) of investments . . . .                        84,018
                                                                                               ----------
         Net loss on investments . . . . . . . . . . . . . . . . . . . . .                       (45,725)
                                                                                               ----------
         Net decrease in net assets resulting from operations. . . . . . .                     $(218,587)
                                                                                               ----------
                                                                                               ----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                       STEADMAN TECHNOLOGY AND GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS


                                                                         For the year        For the period       For the year
                                                                        ended June 30,      January 1, 1995      ended December
                                                                             1996        through June 30,1995*     31, 1994
                                                                        --------------   ---------------------   --------------
Decrease in net assets from operations:
      Net investment loss. . . . . . . . . . . . . . . . . . . . .       $(172,862)           $(85,892)          $ (174,615)
      Net realized gain (loss) from investment transactions. . . .        (129,743)            (55,337)              15,713
      Change in unrealized appreciation/depreciation . . . . . . .          84,018              59,947             (369,931)
                                                                         ----------           ---------          -----------
            Net decrease in net assets resulting
                from operations. . . . . . . . . . . . . . . . . .        (218,587)            (81,282)            (528,833)

Decrease in net assets from trust share transactions (Note 2). . .         (37,546)            (14,277)             (44,346)
                                                                         ----------           ---------          -----------
            Decrease in net assets . . . . . . . . . . . . . . . .        (256,133)            (95,559)            (573,179)

Net assets at beginning of period. . . . . . . . . . . . . . . . .         798,540             894,099            1,467,278
                                                                         ----------           ---------          -----------
Net assets at end of period, including accumulated net
      investment loss of $2,668,357, $2,495,495
      and $2,284,399, respectively . . . . . . . . . . . . . . . .        $542,407            $798,540           $  894,099
                                                                         ----------           ---------          -----------
                                                                         ----------           ---------          -----------


* The Fund's fiscal year-end was changed to June 30.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                       STEADMAN TECHNOLOGY AND GROWTH FUND

                              FINANCIAL HIGHLIGHTS


                                                   For the    For the period
                                                  year ended  January 1, 1995
                                                   June 30,   through June 30       For the years ended December 31,
                                                  ----------  ---------------------------------------------------------
                                                     1996          1995            1994      1993      1992      1991
                                                  ----------  ---------------------------------------------------------
Per Share Operating Performance:
   Net asset value, beginning of period. . . .      $1.43         $1.57           $2.48     $2.69     $2.84      $2.21
                                                  ----------  ---------------------------------------------------------
   Net investment loss . . . . . . . . . . . .       (.58)         (.22)           (.45)     (.40)     (.33)      (.30)
   Net realized and unrealized
       gain (loss) on investments. . . . . . ..       .17            08            (.46)      .19       .18        .93
                                                  ----------  ---------------------------------------------------------
       Total from investment operations. . . .       (.41)         (.14)           (.91)     (.21)     (.15)       .63
                                                  ----------  ---------------------------------------------------------
   Net asset value, end of period. . . . . . .      $1.02         $1.43           $1.57     $2.48     $2.69      $2.84
                                                  ----------  ---------------------------------------------------------
                                                  ----------  ---------------------------------------------------------
   Ratios/Supplemental Data:
   Total return. . . . . . . . . . . . . . . .     (28.29)%      (17.84)%**      (36.69)%   (7.81)%   (5.28)%    28.51%
   Ratio of expenses to average net
       assets. . . . . . . . . . . . . . . . .      25.19%        22.28%**        16.34%    11.94%    13.33%     14.10%
   Ratio of net investment loss
       to average net assets . . . . . . . . .     (24.78)%      (20.90)%**      (14.79)%  (11.38)%  (12.45)%   (11.70)%
   Portfolio turnover rate . . . . . . . . . .        333%          615%**          274%      128%      157%       318%
   Net assets, end of period (in thousands). .       $542          $799            $894    $1,467    $1,634     $1,786


*  The Fund's fiscal year-end was changed to June 30.
** Annualized


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                       STEADMAN TECHNOLOGY AND GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

1.   SIGNIFICANT ACCOUNTING POLICIES

     Steadman Technology and Growth Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as a nondiversified, open-end investment company. During 1995, the Fund changed its fiscal year end from December 31 to June 30.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

     CASH AND CASH EQUIVALENTS

          Management defines cash equivalents as investments that mature in three months or less. All cash and cash equivalents are invested in a single money market fund maintained by the investment custodian.

     SECURITY VALUATION

          Investments in securities traded on a national securities exchange are valued at the last reported sales price on the last business day of the period. Investments for which no sale was reported on that date are valued at the mean between the latest bid and asked prices.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME

          Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income and expenses are recorded on the accrual basis.

     INCOME TAXES

          The Fund is subject to income taxes in years when it does not qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund accounts for income taxes using the liability method, whereby deferred tax assets and liabilities arise from the tax effect of temporary differences between the financial statement and tax bases of assets and liabilities, measured using presently enacted tax rates. If it is more likely than not that some portion or all of a deferred tax asset will not be realized, a valuation allowance is recognized.

                       STEADMAN TECHNOLOGY AND GROWTH FUND

2.   TRUST SHARES

     The Trust Indenture does not specify a limit to the number of shares which may be issued. Transactions in trust were as follows:



                                         For the year         For the period January 1, 1995    For the year ended
                                        ended June 30, 1996      through June 30, 1995          December 31, 1994
                                      -----------------------     -------------------          --------------------
                                        Shares        Amount       Shares     Amount            Shares      Amount
                                      ---------      --------     --------   --------          --------    --------

Shares sold. . . . . . . . .           -- 0 --      $  -- 0 --     -- 0 --  $  -- 0 --          -- 0 --   $  -- 0 --
Shares redeemed. . . . . . .          (29,474)         (37,546)    (9,910)    (14,277)         (22,286)      (44,346)
                                     ----------     -----------   --------  ----------         --------   -----------
Net decrease . . . . . . . .          (29,474)      $  (37,546)    (9,910)  $ (14,277)         (22,286)   $  (44,346)
                                                    -----------             ----------                    -----------
                                                    -----------             ----------                    -----------
Shares outstanding:
Beginning of period. . . . .          558,893                     568,803                      591,089
                                      -------                     -------                      -------


End of period. . . . . . . .          529,419                     558,893                      568,803
                                      -------                     -------                      -------
                                      -------                     -------                      -------

3.   PURCHASES AND SALES OF SECURITIES

     During the year ended June 30, 1996, purchases and proceeds from sales of investment securities aggregated $2,259,821 and $2,531,447, respectively.

     The net unrealized appreciation of investments aggregated $48,614 of which $62,237 related to gross unrealized appreciation where there is an excess of value over tax cost and $13,623 related to gross unrealized depreciation where there is an excess of tax cost over value.

4.    INVESTMENT ADVISORY FEE AND TRANSACTIONS WITH AFFILIATES

     Steadman Security Corporation (SSC), the affiliate, has provided advisory services under an agreement which first became effective in 1972. On February 28, 1984, at the Annual Meeting of the shareholders, a new Investment Advisory Agreement was approved. Under the new advisory agreement, SSC will continue to provide the same services it provided under the same terms and conditions of the previous agreement. The agreement will continue in effect subject to the annual approval by the Board of Trustees or by a majority of the outstanding voting securities of the Fund. The fee for investment advisory services is based on 1% of the first $35,000,000 of the average daily net assets of the Fund, 7/8 of 1% on the next $35,000,000 and 3/4 of 1% on all sums in excess thereof. In addition to the investment advisory fee, SSC received fees from the Fund for the performance of delegated services (dividend disbursing agent and transfer agent) as defined in the Trust Indenture, as amended. The fee for such services was computed on the basis of the number of shareholder accounts calculated as of the last business day of each month at $1.35 per account. SSC received reimbursements from the Fund for the salaries and benefits of its employees who perform functions other than investment advisory and shareholder service functions for the Fund.

  Certain officers and trustees of the Fund are "affiliated persons" of the Investment Adviser, as defined by the Investment Company Act of 1940.

5.   FEDERAL INCOME TAXES

     In the fiscal year ended June 30, 1996, the Fund did not meet the asset diversification requirements applicable to regulated investment companies. Thus, the Fund did not qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. However, the Fund had a net investment loss in the fiscal period ended June 30, 1996 and realized net capital losses in the fiscal period ended June 30, 1996, therefore no income tax provision is required. A full valuation allowance was provided throughout the fiscal period ended June 30, 1996 for deferred tax assets, totalling approximately $1,142,000 at June 30, 1996, which arise principally from net operating loss carryforwards and capital loss carryforwards available for income tax purposes.

     The Fund has net operating loss carryovers approximating $2,670,000 which are available to offset future net operating income in non-qualifying years, if any, which expire as follows: (1999) $111,000; (2000) $272,000; (2001) $264,000;
(2002) $252,000; (2003) $236,000; (2004) $240,000; (2005) $254,000; (2006)
$194,000; (2007) $212,000; (2008) $198,000; (2009) $177,000; (2010) $86,000 and
(2011) 174,000. Capital loss carryforwards aggregating approximately $336,000 are available to offset future capital gains, if any, which expire as follows:
(1997) $151,000; (2000) $55,000 and (2001) 130,000.

6.  UNCLAIMED PROPERTY

     In December 1989, the Fund and other Steadman Funds were contacted by the Unclaimed Property Clearinghouse (the Clearinghouse), an association of some 45 member states organized to facilitate the collection for the states of unclaimed property that is considered abandoned under the laws of the member states. The Clearinghouse requested certain documents and information in order to determine whether, and if so, to what extent its member states may assert claims for abandoned accounts of the Fund s shareholders. On the basis of a review of the documents and information provided in response to this request, the Special Counsel for the Clearinghouse has informally asserted that the member states are entitled to certain property of the Fund s shareholders. In addition, Steadman Security Corporation holds certain unclaimed dividends of the Fund s shareholders. In May 1991, the District of Columbia filed suit in the Superior Court of the District of Columbia against the Fund, other Steadman Funds, Steadman Security Corporation and its principal officer under the District of Columbia Disposition of Unclaimed Property Act. Under this action the District of Columbia sought possession and custody of the alleged abandoned property as well as prejudgment interest, an unspecified amount of civil penalties, and reimbursement for reasonable attorney s fees and costs. On March 25, 1993, counsel for the District of Columbia, the Clearinghouse and the Fund executed a settlement agreement, which involves no findings of any violations of law by the Fund and other defendants. The Superior Court dismissed the suit as of November 30, 1993, although the terms of the settlement agreement do not call for dismissal until after the closing of the agreement. The District of Columbia appealed the dismissal. In accordance with the settlement agreement, record title to certain shares of the Fund and associaled distributions were transferred from the present shareholders of record to the members of the Clearinghouse on the closing date, February 14, 1995. The shares will be redeemed over a period of three years from this date. On May 9, 1995, the Court of Appeals dismissed the appeal.

                                      SIGNATURES

    As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the registrant, in the City of Washington, District of Columbia, on the 7th day of February, 1997.


                                       Steadman Security Trust
                                       Registrant


                                       /s/ Charles W. Steadman
                                       ----------------------------------------
                                       Charles W. Steadman, Trustee,
                                       Chairman of the Board of Trustees and
                                       President, Steadman Security Trust

    We the undersigned trustees and officers of Steadman Associated Fund do hereby severally constitute and appoint Charles W. Steadman our true and lawful attorney and agent, to do any and all things and acts in our names in the capacities indicated below and to execute all instruments for us and in our names in the capacities indicated below which said Charles W. Steadman may deem necessary or advisable to enable Steadman Associated Fund to comply with the Securities Act of 1933, as amended, and any rules, regulations, and requirements of the Securities and Exchange Commission, in connection with the registration statement on Form N-14 relating to the offering of share interests in Steadman Associated Fund, including specifically but not limited to, power and authority to sign for us or any of us in our names in the capacities indicated below the registration statement and any and all amendments (including post-effective amendments) thereto; and we hereby ratify and confirm all that Charles W. Steadman shall do or cause to be done by virtue hereof.

    As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

(Signature)                  (Title)                       (Date)



/s/ Charles W. Steadman      Chairman of the Board,        February 7, 1997
-------------------------    President and Trustee
Charles W. Steadman          Principal Executive Officer


/s/ Max Katcher
-------------------------
Max Katcher                  Executive Vice President,
                             Treasurer & Secretary         February 7, 1997
                             Principal Financial Officer
                             Principal Accounting Officer

/s/ Paul A. Bowers
-------------------------
Paul A. Bowers
                             Trustee                       February 7, 1997


/s/ John T. Hayward
-------------------------
John T. Hayward
                             Trustee                       February 7, 1997

/s/ Paul E. Wagner
-------------------------
Paul E. Wagner
                             Trustee                       February 7, 1997